Additional Information Required by the Argentine Central Bank - Women and Disability in Group (Details)	Dec. 31, 2025 person
Disclosure of additional information [line items]
Total	10,098
Women	4,966
% of women	49.00%
Regular and Alternate Directors
Disclosure of additional information [line items]
Total	13
Women	2
% of women	15.00%
Regular and Alternate Trustees
Disclosure of additional information [line items]
Total	6
Women	1
% of women	17.00%
General, area and department Managers
Disclosure of additional information [line items]
Total	186
Women	66
% of women	35.00%
Rest of collaborators
Disclosure of additional information [line items]
Total	9,893
Women	4,897
% of women	49.00%